STOCK-BASED COMPENSATION EXPENSE - Schedule of RSUs (Details) - Time-Based Restricted Stock Units	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of RSUs
Non-vested at beginning of period (in shares) | shares	12,178,672
Granted (in shares) | shares	17,966,171
Released (in shares) | shares	8,527,456
Cancelled (in shares) | shares	3,109,359
Non-vested at end of period (in shares) | shares	19,574,800
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 18.7
Granted (in dollars per share) | $ / shares	7.0
Assumed in Romeo Acquisition (in dollars per share) | $ / shares	3.0
Released (in dollars per share) | $ / shares	14.0
Cancelled (in dollars per share) | $ / shares	13.0
Non-vested at end of period (in dollars per share) | $ / shares	$ 10.0
Romeo Power, Inc
Number of RSUs
Assumed in Romeo Acquisition (in shares) | shares	1,066,772